Contingent liabilities and financial commitments - Tobacco-Related Litigation Outside the U.S.(57-85) - Additional Information (Details)
kn in Millions, Kz in Millions, $ in Millions, $ in Millions, ₩ in Billions, ₦ in Trillions
																		1 Months Ended									8 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2025 GBP (£)	Jan. 07, 2025 TRY (₺)	Aug. 25, 2023 GBP (£)	Aug. 25, 2023 TRY (₺)	Sep. 07, 2022 USD ($)	Sep. 07, 2022 GBP (£)	Dec. 31, 2020 FARMER affiliate	May 21, 2019 DISEASE	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 MZN (MT)	Jun. 15, 2018 GBP (£)	Jun. 15, 2018 CAD ($)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 HRK (kn)	Apr. 30, 2018 EUR (€)	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 EUR (€)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Jan. 31, 2022 FARMER	Nov. 30, 2016 GBP (£)	Nov. 30, 2016 AOA (Kz)	Apr. 30, 2014 GBP (£)	Apr. 30, 2014 KRW (₩)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 MZN (MT)	Dec. 31, 2025 GBP (£) Case CLAIM ACTION CLASSACTION MARKET	Dec. 31, 2025 CAD ($) Case CLAIM ACTION CLASSACTION MARKET	Dec. 31, 2025 NGN (₦) Case CLAIM ACTION CLASSACTION MARKET	Dec. 31, 2025 ARS ($) Case CLAIM ACTION CLASSACTION MARKET	Dec. 31, 2024 GBP (£) Case	Dec. 31, 2024 ARS ($) Case	Oct. 17, 2024 GBP (£)	Oct. 17, 2024 CAD ($)	May 01, 2024 CLASSACTION	Jan. 27, 2023	May 12, 2021 patent	May 28, 2020 patent	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Jun. 15, 2018 CAD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															42	42	42	42
Number of claims received unfavourable verdicts																															2	2	2	2
Settlement of tobacco litigation in Canada
Disclosure Of Commitments And Contingencies [Line Items]
Proportion of upfront payment towards the settlement																															85.00%	85.00%	85.00%	85.00%
Proportion of upfront payment towards the settlement reduced																															70.00%	70.00%	70.00%	70.00%
Other provisions																																					£ 17,600,000,000	$ 32,500
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																															42	42	42	42	50	50
Bottom of range | B.A.T. (U.K. and Export) Limited (BAT UKE)
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																		$ 112.6	£ 83,700,000	$ 117.7	£ 87,500,000
Top of range | B.A.T. (U.K. and Export) Limited (BAT UKE)
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																		$ 116.9	£ 86,900,000	$ 119.8	£ 89,100,000
Nigerian court
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CLASSACTION																															5	5	5	5
Litigation damages sought value																															£ 5,400,000,000		₦ 10.6
Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																																			£ 1,460	$ 2,850,000
Post-judgment interest																																			£ 173,165	$ 338,089,193
Angola
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																							£ 644,369	Kz 800
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value											£ 179,000,000,000	$ 330,000
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																															5,400,000,000	$ 10,000
Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																															£ 64,000,000,000	$ 118,000
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															7	7	7	7
Brazil | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																															7	7	7	7
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | ACTION																															11	11	11	11
Chile
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															20	20	20	20
Chile | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																															20	20	20	20
Italy
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															5	5	5	5
Italy | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																															5	5	5	5
Argentina
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															5	5	5	5
Argentina | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																															5	5	5	5
Ireland
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															2	2	2	2
Ireland | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																															2	2	2	2
Turkey
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															2	2	2	2
Turkey | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases																															2	2	2	2
Losses on litigation settlements			£ 173	₺ 10,000
Turkey | Individual smoking and health cases, Non-US tobacco related | Legal proceedings contingent liability
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements	£ 8,652	₺ 500,000
Two Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | CLAIM																															1	1	1	1
Tobacco product liability claims
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | MARKET																															11	11	11	11
National Health Insurance Service | South Korea
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																									£ 27,900,000	₩ 54
Federal Attorney's office | Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco-related diseases allegedly expended as public health care expenses | DISEASE								26
Quebec class actions | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																															£ 7,400,000,000	$ 13,700
Number of class actions | ACTION																															2	2	2	2
Quebec class actions | Canada | Imperial Tobacco Canada
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																															£ 5,000,000,000	$ 9,200
Growers class action | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																															27,100,000	$ 50
Compensatory damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																															351			$ 685,976
Punitive damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements																															£ 1,280			$ 2,500,000
Croatian distributor dispute
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | CLASSACTION																																							2
Amount of claim against damages related to litigation													£ 47,200,000	kn 408	€ 54,100,000												£ 13,800,000	€ 15,850,579
Amount of damages related to litigation																£ 47,200,000	€ 54,100,000
Florence Proceedings
Disclosure Of Commitments And Contingencies [Line Items]
Number of employees																															2	2	2	2
Altria Client Services LLC
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation					$ 95.0	£ 70,600,000
Number of patents asserted | patent																																										9
Royalty rate awarded																																								5.25%
Altria Client Services LLC | Vuse Vibe
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted | patent																																										2
Altria Client Services LLC | Vuse Alto
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted | patent																																									3	4
Number of patents asserted dropped | patent																																									1
Altria Client Services LLC | Velo oral product
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted | patent																																										3
Mozambican IP litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation									£ 168,700,000	MT 14,500,000,000																			£ 544,604	MT 46,811,700
Malawi group
Disclosure Of Commitments And Contingencies [Line Items]
Number of farmer claimants | FARMER							7,500															3,500
Number of affiliate claimants | affiliate							5
Asbestos litigation
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases																															4	4	4	4
New number of cases																															5	5	5	5
Number of cases dismissed during trial																															6	6	6	6
Loss contingency active number of cases																															4	4	4	4
Tobacco litigation, expert reports, damages environmental smoke | Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount											151,900,000,000																																£ 5,100,000,000	$ 9,400	$ 280,000
Tobacco litigation, expert reports, damages environmental smoke | Ontario | Tobacco Damages And Health Care Costs Recovery Act 2009 | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount											£ 341,700,000,000																																£ 5,900,000,000	$ 10,900	$ 630,000